Convertible Note Derivative (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Schedule of convertible note derivative

Convertible Note
Derivative
Balance, December 31, 2018	$48,479,797
Fair value adjustment	(24,786,758)
Foreign exchange adjustments	1,785,173
Balance, December 31, 2019	$25,478,212
Additions	17,197,994
Conversions	(203,468,010)
Fair value adjustment	179,133,742
Foreign exchange adjustments	7,718,508
Balance, December 31, 2020	$26,060,446

Convertible Note Derivative
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Schedule of assumptions used for fair value of remaining convertible note derivative

	December 31,	December 31,
2016 Derivative	2020	2019
Risk-free interest rate	0.2%	1.7%
Expected term (in years)	2.2	3.2
Share Price	C$12.20	C$6.30
Credit Spread	10%	10%
Implied discount on share price	21% - 9%	37% - 26%
Expected share price volatility	77%	58%

	December 31,	March 17,
2020 Derivative	2020	2020
Risk-free interest rate	—	0.9%
Expected term (in years)	—	7
Share Price	—	C$4.10
Credit Spread	—	10%
Implied discount on share price	—	21% - 9%
Expected share price volatility	—	60%